Receivables (Details) - Schedule of trade receivables	Dec. 31, 2022	Dec. 31, 2021
South America [Member] | Customer A [Member]
Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	100.00%	60.00%
Europe [Member] | Customer B [Member]
Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables		40.00%